Leasehold Improvement and Equipment, Net - Schedule of Leasehold Improvement and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Total property plant and equipment gross	$ 290,084	$ 150,931
Less: accumulated depreciation	(154,522)	(135,777)
Total	135,562	15,154
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment gross	83,167	83,167
Office equipment and others [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment gross	$ 206,917	$ 67,764